9. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
9. SUBSEQUENT EVENTS	In January 2013, the Company’s Chief Executive Officer and Chairman, advanced $300,000 to the Company to support ongoing operations. The advance is payable on demand.